Long-term investments - Schedule of Income from Long-term Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Equity Method Investments [Line Items]
Gain on investments carried at fair value	$ 0.0	$ 169.9	$ 0.0	$ 22.2
Tax equity investments	1.2	0.0	2.6	0.0
Equity method gain	1.1	2.5	2.1	1.8
Interest and other income (loss)	4.4	(0.5)	4.8	2.1
Income from other long-term investments	6.7	2.0	9.5	3.9
Income from long-term investments	6.7	193.7	9.5	69.7
Atlantica
Schedule of Equity Method Investments [Line Items]
Gain on investments carried at fair value	0.0	169.9	0.0	22.1
Dividend and interest income from investments carried at fair value	0.0	21.8	0.0	43.6
Other
Schedule of Equity Method Investments [Line Items]
Gain on investments carried at fair value	$ 0.0	$ 0.0	$ 0.0	$ 0.1